Note 2 - Summary of significant accounting policies: Deferred IPO costs (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Deferred IPO costs

Deferred IPO costs

The Company complies with the requirements of FASB ASC Topic 340-10-S99-1, “Other Assets and Deferred Costs – SEC Materials” (“ASC 340-10-S99”) and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Deferred IPO costs consist of underwriting, legal, accounting and other professional expenses incurred through the balance sheet date that are directly related to the IPO and that will be charged to shareholders’ equity upon the completion of the IPO.